Financial Debt - Sensitivity analysis (Details) - Fair value € in Thousands	Dec. 31, 2022 EUR (€)
-25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	€ 9,318
-25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	9,459
-25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	9,728
+0% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,196
+0% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,431
+0% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,740
+25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	7,253
+25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	7,554
+25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	€ 7,889